Taxation - Summary of Movement of Net Deferred Tax Assets/(Liabilities) (Parenthetical) (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax (Charged)/Credit to the statements of income	¥ (2,259)	¥ (6)	¥ 1,540
China Tower Corporation Limited ("Tower Company") [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax (Charged)/Credit to the statements of income	¥ 373	¥ 373